SEGMENT INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Financial expenses (income), net	$ 28,825	$ 16,609	$ 12,489
Share-based compensation to employees and service providers	5,675	10,212	4,202
Depreciation	2,136	1,914	1,710
Amortization and impairment of intangible assets	6,018	16,235	7,035
Consolidated Comprehensive loss	71,669	97,744	76,173
Licensing revenues	2,000
Commercial Operations
Disclosure of operating segments [line items]
Adjusted EBITDA	(16,595)	(15,527)	(27,236)
Research and Development
Disclosure of operating segments [line items]
Adjusted EBITDA	(12,420)	$ (37,247)	$ (23,501)
Licensing revenues	$ 2,000